SHARE CAPITAL AND RESERVES - Narrative (Details) - CAD ($)							12 Months Ended
	Jul. 21, 2025	Jul. 17, 2025	Mar. 12, 2025	Jan. 03, 2025	Dec. 03, 2024	Apr. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL AND RESERVES
Amount of convertible debenture converted				$ 45,000				$ 314,262
Amount of accrued interest converted				$ 4,421
Number of shares issued upon conversion				246,995			26,088,257	1,594,314
Number of units issued		4,350,000	4,038,955
Price per unit issued		$ 0.5	$ 0.28
Proceeds from issuance of units, gross		$ 2,175,000	$ 1,130,907
Transaction costs			98,455		$ 43,249	$ 102,146
Net proceeds from issuance of units			$ 1,032,452
Number of shares in a unit			1
Number of warrants in a unit		0.5
Exercise price per whole warrant	$ 0.4	$ 0.65	$ 0.4
Warrants outstanding term			3 years
Acceleration trigger closing price threshold per share			$ 0.6
Acceleration trigger consecutive trading days count			10 days
Warrant accelerated expiry days after notice			30 days
Share issuance costs		$ 153,822					$ 252,277	$ 145,395
Warrants exercised	2,019,477						(2,019,477)
Proceeds from warrants exercised	$ 807,791						$ 807,791
Amount of principal and settled interest converted							$ 4,803,067	314,262
Stock options exercised (in shares)							2,952,500
Proceeds from stock options exercised							$ 811,150
Shares issued to settle RSUs vested (in shares)							1,000,000
Share issuance financing (in shares)					1,641,790	5,499,994
Issue price per share					0.335%	0.23%
Proceeds from issuance of common shares					$ 550,000	$ 1,264,999	$ 3,305,907	$ 1,814,999
FTS premium reclassified from equity					$ 106,716